Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term debt
	December 31,
	2021	2020
Term Loan	$2,136	$2,369
Less current portion	(293)	(281)
Long-term debt less current portion	$1,843	$2,088

Schedule of aggregate maturities of long-term debt
2022	$293
2023	298
2024	303
2025	309
2026	314
Thereafter	619
$2,136